S000073515 [Member] Investment Strategy - S000073515 [Member]	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund (ETF) that seeks to track the performance of the Index. The Fund invests substantially all its assets in securities within the Index, which are fixed income/debt instruments, or in securities, such as “to-be-announced” (TBA) securities, including mortgage dollar rolls, that the Fund’s investment adviser, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), determines have economic characteristics that are substantially the same as the economic characteristics of the securities within the Index.
The Index is owned and calculated by Bloomberg Index Services Limited (Bloomberg or the Index Provider), which is not affiliated with the Fund or Columbia Management. The Index was developed by Columbia Management working with the Index Provider.
Beta Advantage® Short Duration Bond Approach to Debt Market Investing. As part of its short duration bond focus, the Index reflects a rules-based strategic beta approach to measuring the performance of the debt market through representation of segments of the debt market in the Index, each focused on yield, quality, and liquidity of the particular segment. The Index, and therefore the Fund, will have exposure to the following four segments of the debt market: U.S. securitized debt; U.S. corporate investment grade bonds; U.S. corporate high yield bonds; and emerging markets sovereign and quasi-sovereign debt.
The Fund expects to have a portfolio duration similar to that of the Index. While the duration of the Index, and therefore the Fund’s portfolio, may vary, the Index’s duration is not expected to exceed 3.5 years. As of January 31, 2025, the duration of the Index was 3 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the more sensitive it will be to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended (the 1933 Act), subject to liquidity determinations and certain regulatory restrictions.
The Index is reconstituted and rebalanced monthly typically on the last business day of each month. The Fund will typically experience portfolio turnover in connection with Index reconstitution and rebalancing.
Columbia Management utilizes a “representative sampling” strategy whereby the Fund invests in only some of the component securities of the Index that, collectively, are believed by the Investment Manager to generally reflect the same risk and return characteristics of the Index. As such, the Fund may not track the Index with the same degree of accuracy as would a fund replicating (or investing in) the entire Index. Through its representative sampling investment technique, the Fund expects to typically hold 500-700 holdings, which is a subset of the total number of holdings in the Index, which, as of January 31, 2026, had 3,720 holdings. There may be instances in which the Fund may overweight (or underweight) an Index holding, purchase (or sell) instruments not in the Index as a substitute for one or more securities in the Index or utilize various combinations of other available investment techniques in seeking to track the performance of the Index. The Fund may hold less than or more than the typical number of holdings in the range stated above, with the Fund portfolio management team applying investment experience and insight with the goal of seeking investment results that closely correspond to the performance of the Index.
The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the Index.
The Investment Manager does not invest the Fund’s assets based on its view of the investment merits of a particular security or company, neither does it conduct fundamental investment research or analysis, nor seek to forecast or otherwise consider market movements, conditions or trends in managing the Fund’s assets. The Fund pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
To the extent the Index is concentrated in a particular segment, sector or industry, the Fund will be concentrated in that segment, sector or industry.